Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 3.0%
Ansell Ltd.	433,396	8,520,632
Paladin Energy Ltd.(a)	6,353,387	3,585,355
Santos Ltd.	3,202,378	18,637,160
Total		30,743,147
Austria 0.5%
S&T AG	319,384	5,493,593
Brazil 0.8%
JBS SA	1,107,309	8,315,506
Canada 6.3%
Alimentation Couche-Tard, Inc.	467,484	21,240,705
Cameco Corp.(b)	613,269	15,006,692
West Fraser Timber Co., Ltd.	94,616	8,729,642
Whitecap Resources, Inc.	434,266	3,862,507
Yamana Gold, Inc.	3,082,705	16,523,299
Total		65,362,845
China 0.4%
Li Ning Co., Ltd.	563,500	4,396,527
Denmark 0.9%
Novo Nordisk A/S, Class B	87,336	9,698,712
Finland 1.7%
UPM-Kymmene OYJ	510,706	18,139,406
France 4.5%
DBV Technologies SA, ADR(a)	196,845	297,236
Eiffage SA	200,320	19,846,085
Sanofi	76,089	8,142,129
Societe Generale SA	148,210	3,993,893
TotalEnergies SE	207,534	12,282,507
Worldline SA(a)	59,851	2,449,005
Total		47,010,855
Germany 4.8%
Aroundtown SA	1,501,150	7,052,436
Covestro AG	191,296	8,768,650
Duerr AG	203,738	5,643,659
E.ON SE	1,271,548	12,979,899
KION Group AG	158,346	7,801,688
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer AG(a)	538,066	7,541,259
Total		49,787,591
Hong Kong 1.5%
Hong Kong Exchanges and Clearing Ltd.	210,400	9,078,359
WH Group Ltd.	8,048,402	6,154,353
Total		15,232,712
Ireland 1.4%
Amarin Corp. PLC, ADR(a)	133,149	193,066
Flutter Entertainment PLC(a)	118,292	14,425,553
Total		14,618,619
Israel 2.0%
Bank Hapoalim BM	974,905	9,027,128
Check Point Software Technologies Ltd.(a)	90,767	11,353,137
Total		20,380,265
Japan 19.8%
Amano Corp.	381,900	7,396,959
BayCurrent Consulting, Inc.	47,700	14,986,506
COMSYS Holdings Corp.	515,900	9,697,485
Denso Corp.	111,700	6,845,843
ExaWizards, Inc.(a)	287,000	1,255,401
Invincible Investment Corp.	23,038	7,653,521
ITOCHU Corp.	672,600	19,293,884
JustSystems Corp.	130,400	4,744,868
Kinden Corp.	396,200	4,559,578
Koito Manufacturing Co., Ltd.	234,500	8,556,384
MatsukiyoCocokara & Co.	476,100	18,304,821
Meitec Corp.	106,300	5,682,545
Mitsubishi UFJ Financial Group, Inc.	1,045,100	5,945,578
Money Forward, Inc.(a)	58,400	1,624,209
Net Protections Holdings, Inc.(a)	212,300	996,942
Nihon M&A Center Holdings, Inc.	604,900	6,940,994
Nippon Telegraph & Telephone Corp.	211,100	6,449,613
ORIX Corp.	879,300	16,716,750
Round One Corp.	831,300	9,737,364
Shionogi & Co., Ltd.	166,200	8,854,220
Ship Healthcare Holdings, Inc.	609,100	10,814,272
Columbia Overseas Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	548,177	15,752,289
Takuma Co., Ltd.	436,800	4,815,388
Uchida Yoko Co., Ltd.	123,000	4,464,801
ValueCommerce Co., Ltd.	162,500	3,977,875
Total		206,068,090
Netherlands 8.4%
ABN AMRO Bank NV	789,807	9,222,052
ASR Nederland NV	246,256	11,212,676
ING Groep NV	1,221,263	13,809,625
Koninklijke Ahold Delhaize NV	274,630	7,573,014
Prosus NV(a)	172,572	8,921,875
Shell PLC	817,313	24,172,823
Signify NV	312,601	12,464,453
Total		87,376,518
Norway 2.0%
SalMar ASA	160,132	11,868,946
Yara International ASA	171,876	8,911,633
Total		20,780,579
Pakistan 0.1%
Lucky Cement Ltd.(a)	522,138	1,242,971
Russian Federation —%
Lukoil PJSC, ADR(c),(d)	33,398	0
Singapore 2.1%
BW LPG Ltd.	776,072	6,390,878
Venture Corp., Ltd.	1,163,100	15,145,818
Total		21,536,696
South Africa 0.6%
Impala Platinum Holdings Ltd.	430,539	5,869,913
South Korea 2.6%
Hyundai Home Shopping Network Corp.	78,061	3,712,485
Samsung Electronics Co., Ltd.	259,346	14,102,704
Youngone Corp.	239,760	8,945,710
Total		26,760,899
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	312,554	8,862,617
Tecnicas Reunidas SA(a)	281,291	2,937,316
Total		11,799,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.4%
Granges AB	493,860	4,463,088
Samhallsbyggnadsbolaget i Norden AB	3,971,452	11,074,121
Sandvik AB	285,676	5,872,286
Stillfront Group AB(a)	1,282,136	3,278,376
Total		24,687,871
Switzerland 5.1%
Landis+Gyr Group AG(a)	130,088	7,594,813
Nestlé SA, Registered Shares	93,021	11,378,071
Roche Holding AG, Genusschein Shares	40,744	13,885,194
UBS AG	1,070,109	20,180,854
Total		53,038,932
Taiwan 3.8%
Fubon Financial Holding Co., Ltd.	7,998,500	17,538,886
Parade Technologies Ltd.	300,000	15,473,819
Tripod Technology Corp.	1,537,000	6,134,788
Total		39,147,493
United Kingdom 15.1%
AstraZeneca PLC, ADR	559,626	37,203,936
British American Tobacco PLC	509,615	22,476,655
Crest Nicholson Holdings PLC	1,110,773	3,648,548
DCC PLC	216,522	15,309,073
Intermediate Capital Group PLC	216,837	4,305,123
JD Sports Fashion PLC	7,467,692	11,537,470
John Wood Group PLC(a)	1,187,565	3,543,071
Just Group PLC	4,096,994	4,208,833
Liberty Global PLC, Class C(a)	827,133	21,017,450
TP Icap Group PLC	5,177,433	8,474,784
Vodafone Group PLC	15,482,950	25,491,520
Total		157,216,463
United States 4.9%
ACADIA Pharmaceuticals, Inc.(a)	31,564	509,759
Aerie Pharmaceuticals, Inc.(a)	138,191	715,829
Broadcom, Inc.	16,019	9,293,102
Burford Capital Ltd.	905,488	7,995,459
Insmed, Inc.(a)	109,807	2,066,568
Livent Corp.(a),(b)	469,940	14,939,393
Primo Water Corp.	1,012,604	14,500,489

2	Columbia Overseas Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Ltd.(a)	410,952	158,217
Sage Therapeutics, Inc.(a)	38,038	1,189,448
Total		51,368,264
Total Common Stocks (Cost $1,005,489,560)		996,074,400

Exchange-Traded Equity Funds 2.5%
	Shares	Value ($)
United States 2.5%
iShares MSCI EAFE ETF	375,148	26,264,112
Total Exchange-Traded Equity Funds (Cost $26,740,112)		26,264,112

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(e),(f)	9,723,189	9,719,299
Total Money Market Funds (Cost $9,719,299)		9,719,299
Total Investments in Securities (Cost $1,041,948,971)		1,032,057,811
Other Assets & Liabilities, Net		7,826,837
Net Assets		$1,039,884,648

At May 31, 2022, securities and/or cash totaling $11,762,636 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
58,397,000 CAD	45,643,567 USD	Morgan Stanley	07/14/2022	—	(514,743)
1,944,887,000 JPY	15,308,171 USD	Morgan Stanley	07/14/2022	173,043	—
29,486,021,000 KRW	23,253,263 USD	Morgan Stanley	07/14/2022	—	(477,617)
88,856,000 NOK	9,078,570 USD	Morgan Stanley	07/14/2022	—	(405,631)
897,536,000 TWD	30,358,059 USD	Morgan Stanley	07/14/2022	—	(689,582)
24,371,799 USD	34,621,000 AUD	Morgan Stanley	07/14/2022	490,095	—
22,741,461 USD	22,071,000 CHF	Morgan Stanley	07/14/2022	324,334	—
11,113,530 USD	78,401,000 DKK	Morgan Stanley	07/14/2022	226,179	—
68,992,328 USD	65,132,000 EUR	Morgan Stanley	07/14/2022	1,091,397	—
4,077,772 USD	3,261,000 GBP	Morgan Stanley	07/14/2022	32,536	—
21,310,640 USD	211,467,000 SEK	Morgan Stanley	07/14/2022	373,119	—
Total				2,710,703	(2,087,573)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(4,999,221)	(2,043)	30.00	6/17/2022	(29,951)	(17,366)
Livent Corp.	Morgan Stanley	USD	(5,992,415)	(1,885)	35.00	6/17/2022	(83,469)	(131,950)
Yamana Gold, Inc.	Morgan Stanley	USD	(5,513,296)	(10,286)	6.00	6/17/2022	(35,778)	(46,287)
Total							(149,198)	(195,603)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
Columbia Overseas Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	3,955,509	159,837,134	(154,073,339)	(5)	9,719,299	(962)	12,332	9,723,189
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | First Quarter Report 2022

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1QT297_02_M01_(07/22)